Annual Notice of Securities Sold Pursuant to Rule 24F-2

               U.S. SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

       Read instructions at end of Form before preparing Form.
                        Please print or type.

   1.   Name and address of issuer:   Navellier Series Fund
                                 1 East Liberty
                                 Third Floor
                                 Reno, NV 89501-2110

   2. Name of each series or class of funds for which this notice is filed: Navellier Aggressive Small Cap Equity
        Portfolio

   3.   Investment Company Act File Number: 811-06229

        Securities Act File Number: 33-64010

   4.   Last day of fiscal year for which this notice is filed:
        December 31, 1996

   5. Check box if this notice is being filed more than 180 days after the close of the issuer s fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer s
        24f-2 declaration:            / /

   6.   Date of termination of issuer s declaration under rule
        24f-2(a)(1), if applicable (see Instruction A.6):

   7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                None

   8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                None

   9. Number and aggregate sale price of securities sold during the fiscal year:

                             Shares Sold:     16,325,181





                      Aggregate Sale Price:     $ 286,125,562


   10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                Shares Sold:       16,325,181
                        Aggregate Sale Price:   $ 286,125,562

   11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

   12.  Calculation of registration fee:
        (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item
             10):      $ 286,125,562

        (ii) Aggregate price of shares issued in connection with
             dividend reinvestment plans (from Item 11, if
             applicable):   +

        (iii)     Aggregate price of shares redeemed or
                  repurchased during the fiscal year(if
                  applicable):                  - 217,842,421

        (iv) Aggregate price of shares redeemed or repurchased
             and previously applied as a reduction to filing fees
             pursuant to rule 24e-2 (if applicable):           +

        (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)](if applicable):
                                                     $ 68,283,141

        (vi) Multiplier prescribed by Section 6(b) of the
             Securities Act of 1933 or other applicable law or
             regulation (see Instruction C.6):
             0.0003030303

        (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                     $ 20,692.00

   Instruction:   Issuers should complete lines (ii), (iii),
                  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer s fiscal year. See Instruction C.3.

   13. Check box if fees are being remitted to the Commission s lockbox depository as described in section 3a of the Commission s Rules of Informal and Other Procedures (17





        CFR 202.3a).             /x/

        Date of mailing or wire transfer of filing fees to the
        Commission s lockbox depository:             February 27,
        1997 - 10:40 a.m.
                        Reference No. FT0005



                             SIGNATURES

   This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




   By (Signature and Title)*/s/Louis Navellier
                                  Louis Navellier, President and
   Chairman
                               of the Board of Trustees


   Date: 2/28/97

   *Please print the name and title of the signing officer below the signature.





                                   Law Offices
                                SAMUEL KORNHAUSER
                                155 Jackson Street
                                    Suite 1807
                             San Francisco, CA 94111
                        (415) 981-6281; FAX (415) 981-7616


                                February 20, 1997


   VIA FAX AND UPS NEXT DAY AIR


   Navellier Management, Inc.
   One East Liberty, Third Floor
   Reno, Nevada 89501

         Re:   The Navellier Series Fund
               33-64010 under Securities Act of 1933
               811-7768 under Investment Company Act of 1940

   Mr. Navellier:

   This opinion is furnished to you as Investment Advisor to The Navellier Series Fund in connection with Rule 24f-2 of the Investment Company Act of 1940. I understand that, pursuant to Rule 24f-2, The Navellier Series Fund (the Fund ) has registered an indefinite number of shares of beneficial interest ( Shares ) under the Securities Act of 1933. I further understand that, pursuant to the provisions of Rule 24f-2, the Fund is filing with the Securities and Exchange Commission the Notice attached hereto making definite the registration of the Shares sold in reliance upon Rule 24f-2 during the year ended December 31, 1996.

   In rendering my opinion, I have examined such documents, records, and other matters of law as I have deemed necessary for purposes of this opinion. I have assumed, without independent investigation or verification, the genuineness of all signatures of all parties, the authenticity of all documents submitted as originals, the correctness of all copies, and the correctness of all facts set forth in certificates delivered to me or written or oral statements made to me. This opinion is issued as of the date hereof and is necessarily limited by laws now in effect and facts and circumstances presently brought to my attention and is subject to any change in law or facts reported or occurring subsequent to the date hereof.

   Based upon and subject to the foregoing, it is my opinion that the Shares, which the Rule 24f-2 Notice attached hereto makes definite in number, were legally issued, fully paid, and non-assessable.





   Navellier Management, Inc.
   February 20, 1997
   Page 2





   My opinion is rendered solely in connection with the Rule 24f-2 Notice attached hereto and may not be relied upon for any other purpose or by any other person, firm, or entity without my written consent.

                                       Sincerely,

                                       /s/ Samuel Kornhauser

                                       Samuel Kornhauser
                                       Attorney for
                                       Navellier Management, Inc.

   SK:sr
   Enclosure